Loans and advances to customers - Schedule of impairment loss and allowance for loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (243,203)	€ (193,716)
Impairment at end of year	(283,497)	(243,203)	€ (193,716)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	286	226
Impairment at end of year	349	286	226
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,788	22,684	22,964
Impairment losses charged to income for the year	13,608	14,011	11,676
Impairment losses charged to profit or loss	23,703	21,413	19,879
Impairment losses reversed with a credit to profit or loss	(10,095)	(7,402)	(8,203)
Change of perimeter	0	(48)	0
Write-off of impaired balances against recorded impairment allowance	(13,212)	(13,847)	(12,235)
Exchange differences and other changes	(1,059)	(12)	279
Impairment at end of year	22,125	22,788	22,684
Accumulated impairment | Individually calculated | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	2,951	2,493
Impairment at end of year	2,258	2,951	2,493
Accumulated impairment | Collective calculated | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	19,837	20,191
Impairment at end of year	19,867	19,837	20,191
Accumulated impairment | Financial instruments credit-impaired | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	14,238	13,931
Impairment at end of year	14,088	14,238	13,931
Accumulated impairment | Financial instruments not credit-impaired | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	8,550	8,753
Impairment at end of year	€ 8,037	€ 8,550	€ 8,753